BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATION [Abstract]
BUSINESS COMBINATION

NOTE 3:-   BUSINESS COMBINATION

Acquisition of Vexigo Ltd.

On April 1, 2015 ("Closing Date") the Company completed the acquisition of 100% of the shares of Vexigo Ltd. ("Vexigo") as defined in the share purchase agreement ("SPA") for the transaction. Vexigo was a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices. The financial results of Vexigo are included in the consolidated financial statements from the Closing Date. The total consideration consisted of:

•
Cash consideration of $4,000, to be paid in three instalments as follows: (a) at Closing Date $3,000 and, (b) two additional instalments of $500 each, three and six months following the Closing Date. Such payments were further extended as described below.

•	3,115,090 ordinary shares of the Company issued at Closing having a total value of $ 4,368, which considered the market restrictions on these shares.

•
A milestones-based contingent cash payment based on Vexigo's product line EBITDA post acquisition, of up to $16,000 payable over 5.5 years. The fair value of the contingent consideration amounted to approximately $6,532, net of termination fees. At Closing Date the Company recorded a related liability.

•	The SPA assumed zero working capital and included customary net working capital adjustments to the purchase price as defined in the SPA.

In addition, the Company incurred acquisition related costs of $424, which are included in general and administrative expenses for the year ended December 31, 2015. Acquisition related costs include legal, accounting fees and other costs directly related to the acquisition.

In addition to the above, the company undertake to pay a pre-closing declared dividend, out of which, during 2015, the Company paid $554 on account of the pre-closing obligation of Vexigo to pay the previously declared dividend to its shareholders.

Subsequent to the balance sheet date, the Company reached an agreement to extend the payment schedule for the consideration due to be paid to the former shareholders of Vexigo, including amounts due on account of the pre-closing obligation of Vexigo to pay the previously declared dividend to its shareholders. For further information refer to Note 15 - Subsequent Event.

Under business combination accounting the total purchase price was allocated to Vexigo's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Closing Date
Total assets	$204
Total liabilities	(148)
Technology	4,433
Goodwill	11,107
Deferred tax liability	(709)

Total consideration	$14,887